AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 42.6%
Financials - 12.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$450,000	$428,059
Air Lease Corp.
2.875%, 01/15/26	273,000	254,182
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	490,000	389,055
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[1,3]	385,000	298,356
The Bank of New York Mellon Corp.
Series I, (3.750% to 12/20/26 then U.S. Treasury Yield Curve CMT 5 year + 2.630%), 3.750%, 12/20/26[1,2,3]	121,000	98,142
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	206,000	198,287
Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[1,2,3,4]	150,000	143,121
Crown Castle, Inc.
4.300%, 02/15/29	285,000	263,157
First-Citizens Bank & Trust Co.
6.125%, 03/09/28	260,000	258,245
The Goldman Sachs Group, Inc.
Series O, (5.300% to 11/10/26 then 3 month SOFR + 4.096%), 5.300%, 11/10/26[1,2,3,4]	208,000	197,847
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	408,000	357,443
(3.782% to 02/01/27 then 3 month SOFR + 1.599%), 3.782%, 02/01/28[1,3]	35,000	32,598
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[1,3]	445,000	411,689
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[1,3,4]	412,000	373,622
SBA Communications Corp.
3.875%, 02/15/27	215,000	196,999
SLM Corp.
3.125%, 11/02/26[4]	275,000	238,533
Starwood Property Trust, Inc.
5.500%, 11/01/23[5]	111,000	110,774
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[1,3]	400,000	389,352
	Principal Amount	Value

Wells Fargo & Co.
MTN, (2.879% to 10/30/29 then 3 month SOFR + 1.432%), 2.879%, 10/30/30[1,3]	$480,000	$399,579

Total Financials		5,039,040
Industrials - 29.0%
AECOM
5.125%, 03/15/27	213,000	201,733
Air Canada (Canada)
3.875%, 08/15/26[5]	105,000	95,294
Air Products and Chemicals, Inc.
4.800%, 03/03/33[4]	266,000	255,191
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[5]	480,000	424,711
APi Group DE, Inc.
4.125%, 07/15/29[5]	115,000	96,640
Aramark Services, Inc.
5.000%, 02/01/28[5]	222,000	205,313
Ashtead Capital, Inc.
1.500%, 08/12/26[5]	308,000	271,012
AT&T, Inc.
4.300%, 02/15/30	215,000	195,779
Ball Corp.
2.875%, 08/15/30	193,000	152,932
Broadcom, Inc.
4.150%, 11/15/30	218,000	193,090
BWX Technologies, Inc.
4.125%, 06/30/28[5]	110,000	97,252
Celanese US Holdings LLC
6.550%, 11/15/30	360,000	352,307
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	377,000	368,386
Clean Harbors, Inc.
4.875%, 07/15/27[5]	215,000	202,602
Clearwater Paper Corp.
4.750%, 08/15/28[5]	234,000	200,009
Cogent Communications Group, Inc.
3.500%, 05/01/26[5]	262,000	242,009
Comcast Corp.
4.150%, 10/15/28	226,000	214,080
4.650%, 02/15/33[4]	105,000	98,303
CommonSpirit Health
3.347%, 10/01/29	438,000	382,377
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26[4]	277,000	260,380
Dell, Inc.
7.100%, 04/15/28	334,000	353,564
Delta Air Lines, Inc.
4.375%, 04/19/28[4]	70,000	64,339

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 29.0% (continued)
Eastman Chemical Co.
5.750%, 03/08/33[4]	$395,000	$377,417
Fiserv, Inc.
4.200%, 10/01/28	383,000	359,131
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[5]	72,000	65,160
The Ford Foundation
Series 2020, 2.415%, 06/01/50	513,000	298,306
Freeport-McMoRan, Inc.
4.625%, 08/01/30	186,000	167,582
Graphic Packaging International LLC
4.750%, 07/15/27[5]	60,000	56,558
HB Fuller Co.
4.250%, 10/15/28	76,000	67,062
HCA, Inc.
3.500%, 09/01/30	212,000	179,357
Hillenbrand, Inc.
5.000%, 09/15/26[4,6]	60,000	56,816
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	227,000	206,587
Howmet Aerospace, Inc.
5.900%, 02/01/27	161,000	158,164
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	365,000	345,849
KB Home
4.800%, 11/15/29	191,000	168,080
Kraft Heinz Foods Co.
4.250%, 03/01/31	386,000	351,623
Lamar Media Corp.
3.750%, 02/15/28	65,000	57,530
Merck & Co., Inc.
1.900%, 12/10/28	439,000	374,527
Meritage Homes Corp.
5.125%, 06/06/27	60,000	56,552
Methanex Corp. (Canada)
5.125%, 10/15/27	102,000	94,092
Microsoft Corp.
2.525%, 06/01/50	499,000	303,838
MSCI, Inc.
3.250%, 08/15/33[5]	193,000	148,542
Mueller Water Products, Inc.
4.000%, 06/15/29[5]	55,000	47,900
Murphy Oil USA, Inc.
4.750%, 09/15/29	75,000	67,621
5.625%, 05/01/27	145,000	139,822
Novelis Corp.
3.250%, 11/15/26[5]	200,000	178,619
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[5]	164,000	159,108
	Principal Amount	Value

Sealed Air Corp.
4.000%, 12/01/27[5]	$70,000	$62,461
Sensata Technologies, B.V. (Netherlands)
4.000%, 04/15/29[5]	200,000	172,220
Sonoco Products Co.
2.850%, 02/01/32[4]	459,000	365,605
Sysco Corp.
2.400%, 02/15/30	465,000	382,963
Teleflex, Inc.
4.250%, 06/01/28[5]	70,000	62,618
Tenet Healthcare Corp.
4.875%, 01/01/26	200,000	191,606
United Rentals North America, Inc.
3.875%, 02/15/31	205,000	170,520
Verizon Communications, Inc.
3.875%, 02/08/29	424,000	388,277
WESCO Distribution, Inc.
7.250%, 06/15/28[5]	155,000	155,752

Total Industrials		11,365,168
Utilities - 0.7%
National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	362,000	265,116

Total Corporate Bonds and Notes (Cost $18,621,232)		16,669,324
Asset-Backed Securities - 0.2%
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A4 0.530%, 10/15/26 (Cost $69,663)	75,000	69,579

Municipal Bonds - 6.2%
California Health Facilities Financing Authority 4.190%, 06/01/37	250,000	216,394
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	515,000	605,950
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	226,015	217,506
County of Miami-Dade FL Aviation Revenue Series C, 4.280%, 10/01/41	460,000	385,237
Los Angeles Unified School District, School Improvements, Build America Bonds 5.750%, 07/01/34	375,000	378,020
Massachusetts School Building Authority, Series B, 1.753%, 08/15/30	448,000	367,760
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	270,000	247,304

Total Municipal Bonds (Cost $2,815,132)		2,418,171

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Government and Agency Obligations - 49.2%
Fannie Mae - 24.5%
FNMA
3.000%, 06/01/33 to 05/01/50	$1,037,725	$919,527
3.500%, 04/01/34 to 05/01/52	3,896,001	3,465,351
4.000%, 10/01/43 to 06/01/49	2,392,550	2,185,436
4.500%, 04/01/39 to 05/01/53	2,057,225	1,931,718
5.000%, 07/01/47 to 08/01/50	757,729	736,043
5.500%, 11/01/52	335,260	327,944

Total Fannie Mae		9,566,019
Freddie Mac - 9.6%
FHLMC
2.000%, 09/01/35	250,725	216,823
3.000%, 03/01/50 to 03/01/51	1,088,584	909,141
4.000%, 07/01/48	305,258	276,931
4.500%, 10/01/41	440,201	415,834
5.500%, 06/01/53	781,075	757,195
FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	536,660	488,772
Freddie Mac Multifamily Structured Pass Through Certificates
Series K133, Class A2 2.096%, 09/25/31	880,000	700,589

Total Freddie Mac		3,765,285
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.314%, 08/20/53[3]	199,798	197,045
U.S. Treasury Obligations - 14.6%
U.S. Treasury Bonds
1.875%, 02/15/51	1,627,000	911,883
2.250%, 05/15/41	1,608,000	1,103,239
2.500%, 02/15/46	323,000	216,763
3.125%, 05/15/48	811,000	607,300
3.500%, 02/15/39	1,218,000	1,052,190
3.625%, 02/15/53	225,000	186,082
3.875%, 02/15/43	437,000	380,327
	Principal Amount	Value

U.S. Treasury Bonds
5.000%, 05/15/37	$163,000	$169,265
U.S. Treasury Inflation Indexed Notes
0.250%, 01/15/25	290,392	279,306
0.500%, 01/15/28	291,233	268,404
1.125%, 01/15/33	261,691	236,309
U.S. Treasury Notes
3.500%, 02/15/33	344,000	315,620

Total U.S. Treasury Obligations		5,726,688

Total U.S. Government and Agency Obligations (Cost $22,544,989)		19,255,037
Short-Term Investments - 3.3%
Joint Repurchase Agreements - 2.4%[7]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $905,406 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $923,100)	905,000	905,000
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $18,008 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $18,360)	18,000	18,000

Total Joint Repurchase Agreements		923,000
Repurchase Agreements - 0.9%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $372,160 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $379,478)	372,000	372,000

Total Short-Term Investments (Cost $1,295,000)		1,295,000
Total Investments - 101.5% (Cost $45,346,016)		39,707,111
Other Assets, less Liabilities - (1.5)%		(590,727)
Net Assets - 100.0%		$39,116,384

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $1,952,451 or 5.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $3,054,554 or 7.8% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
SOFR	Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$16,669,324	—	$16,669,324
Asset-Backed Securities	—	69,579	—	69,579
Municipal Bonds†	—	2,418,171	—	2,418,171
U.S. Government and Agency Obligations†	—	19,255,037	—	19,255,037
Short-Term Investments
Joint Repurchase Agreements	—	923,000	—	923,000
Repurchase Agreements	—	372,000	—	372,000
Total Investments in Securities	—	$39,707,111	—	$39,707,111

†	All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,952,451	$923,000	$1,101,422	$2,024,422
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.400%	01/31/24-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.